Exploration and Evaluation Assets	9 Months Ended
Sep. 30, 2018
EXPLORATION AND EVALUATION ASSETS
Exploration and Evaluation Assets

6.	EXPLORATION AND EVALUATION ASSETS

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	10	8	40	2	18	78
Balance, September 30, 2018	288	222	40	8	54	612

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	2	2	2	-	476	482
Corporate social responsibility	1	1	-	-	57	59
Environment, health & safety	-	-	-	-	137	137
Property maintenance	1	1	1	-	17	20
Drilling	5	-	-	-	3,917	3,922
Camp operations	-	-	-	-	2,942	2,942
Helicopter charter aircraft	-	-	-	-	4,168	4,168
Geology	24	15	17	-	638	694
Geophysics	-	-	1	-	761	762
Infrastructure	-	-	-	-	31	31
Technical studies	-	-	-	-	19	19
	33	19	21		13,163	13,236
Balance, September 30,2018	1,171	206	21		61,798	63,196
Total, September 30, 2018	1,459	428	61	8	61,852	63,808

	Canada		US	Greenland
	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2016	268	206	3	20	497
Acquisition costs – cash	10	8	3	16	37
Balance, September 30, 2017	278	214	6	36	534

Exploration
Balance, December 31, 2016	1,085	173	-	36,587	37,845
Administration	-	-	-	403	403
Corporate social responsibility	-	-	-	33	33
Environment, Health & Safety	-	-	-	92	92
Property maintenance	-	-	-	7	7
Drilling expenses	-	-	-	2,969	2,969
Camp operations	-	-	-	2,305	2,305
Helicopter charter aircraft	-	-	-	2,993	2,993
Geology	40	6	-	562	608
Geophysics	1	-	-	949	950
Infrastructure	-	-	-	183	183
Technical studies	2	-	-	46	48
	43	6	-	10,542	10,591
Balance, September 30, 2017	1,128	179	-	47,129	48,436
Total, September 30, 2017	1,406	393	6	47,165	48,970

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009, the Company executed a letter of intent whereby the Company has an option to acquire a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire a 100% interest in the Post Creek Property, subject to certain net smelter return royalties (“NSR”) and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Post Creek Property. Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $10 per annum, totalling $10 during the year ended December 31, 2017, the total of which will be deducted from any payments to be made under the NSR. The total advances paid during the nine months period ended September 30, 2018 were $10, (September 30, 2017 - $10).

During the nine months period ended September 30, 2018, the Company incurred exploration expenditures totalling $33 (September 30, 2017 - $43) on the Post Creek Property.

Halcyon

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire rights to Halcyon Property, subject to certain NSR and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Halcyon Property. Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8 per annum, totalling $8 during the year ended December 31, 2017, the total of which will be deducted from any payments to be made under the NSR.

During the nine months period ended September 30, 2018, the Company incurred $27 (September 30, 2017 - $14) in exploration and license related expenditures on the Halcyon Property.

Quetico

During the nine months period ended September 30, 2018, the Company acquired 757 claims known as Quetico located within the Sudbury Mining District of Ontario. The Company incurred total acquisition and exploration related costs of $61 for the nine months period ended September 30, 2018 (September 30, 2017 - $nil).

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time; however, any unfulfilled obligations according to the licenses will remain in force, regardless of the termination

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

During the nine months period ended September 30, 2018, the Company spent in aggregate of $13,181 in exploration and license related expenditures on the Maniitsoq Property, (September 30, 2017 - $10,558).

Sulussugut License

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $6 (DKK 31) upon granting of the Sulussugut License. The Sulussugut License was valid for 5 years until December 31, 2015, with December 31, 2011 being the first year. The application for another 5 year term on the Sulussugut License was submitted to the Greenland Mineral Licence & Safety Authority (MLSA) which was effective on April 11, 2016, with December 31, 2017 being the seventh year.

To December 31, 2015, under the terms of the preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809 (approximately $15,808) between the years ended December 31, 2011 to 2015 by incurring $26,116 on the Sulussugut License. The accumulated exploration credits held at the end to December 31, 2015, of DKK 100,304 can be carried forward until 2019. Under the terms of the second license period, the Company had no minimum required exploration for the year ended December 31, 2016. As of December 31, 2017, the Company has spent $44,937 on exploration costs for the Sulussugut License.

To December 31, 2017 and 2016, the Company has completed all obligations with respect to required reduction of the area of the license.

During the year ended December 31, 2017, the Company had approved exploration expenditures of DKK 85,094 (approximately $16,746) which results in the total carried credits for the Sulussugut License at DKK 246,507 (approximately $48,513).

During the nine months period ended September 30, 2018, the Company spent a total of $10,401 in exploration and license related expenditures, (September 30, 2017 - $9,168).

Ininngui License

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $6 (DKK 32) upon granting of the Ininngui License. The Ininngui License was valid for 5 years until December 31, 2016, with December 31, 2012 being the first year. The Ininngui License is contiguous with the Sulussugut License.

To December 31, 2016, the Company’s expenditures exceeded the minimum requirement and the Company has a surplus of DKK 15,677 (approximately $3,044) and the Company was granted a credit for the excess, which may be used towards future expense requirements on the Ininngui License until the following years; year 2018, DKK 2,276, year 2019, DKK 6,790 and year 2020, DKK 9,367, and should the Company be granted an extension on the exploration license.

The required minimum exploration expenditures on the Ininngui License for year 5, ending December 31, 2016 was DKK 2,715 (approximately $535). As of December 31, 2017, the Company has spent $3,698 on exploration costs for the Ininngui License.

During the year ended December 31, 2017, the Company had approved exploration expenditures of DKK 9,367 (approximately $1,843) which results in the total carried credits for the Ininngui License at DKK 25,044 (approximately $4,929).

During the nine months period ended September 30, 2018, the Company spent a total of $1,366 in exploration and license related expenditures, (September 30, 2017 - $1,390).

New Mineral Licenses

During the nine months period ended September 30, 2018 the Company was awarded new mineral licenses over a highly prospective block of ground to the west of the Fossilik Intrusion in Greenland:

a)	Ikertoq License

In March 2018, the Company was granted an exploration license (the “Ikertoq License”) by the BMP of Greenland for exclusive exploration rights of an area located near Kangeriussaq in West Greenland. The Company paid a license fee of $7 (DKK 31) upon granting of the Ikertoq License. The Ikertoq License is valid for 5 years until December 31, 2022, with December 31, 2018 being the first year.

During the nine months period ended September 30, 2018, the Company spent a total of $132 in exploration and license related expenditures, (September 30, 2017 - $Nil).

b)	Carbonatite License

In January 2018, the Company was granted an exploration license (the “Carbonatite License”) by the BMP of Greenland for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The Company paid a license fee of $7 (DKK 31) upon granting of the Carbonatite License. The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2018 being the first year.

During the nine months period ended September 30, 2018, the Company spent a total of $1,282 in exploration and license related expenditures, (September 30, 2017 - $Nil).

Section 35 Property

On January 4, 2016, the Company entered into a 10 year Metallic Minerals Lease (the “Lease”) with the Michigan Department of Natural Resources for an area covering approximately 320 acres. The terms of the Lease require an annual rental fee at a rate of US $3.00 per acre for years 1-5 and at a rate of US $6.00 per acre for years 6-10. The Company shall pay a minimum royalty at a rate of US $10.00 per acre for the 11th year onwards, with an increase of an additional US $5.00 per acre per year up to a maximum of US $55.00 per acre per year. A production royalty of between 2% - 2.5% is payable from production of minerals and/or mineral products from an established mining operation area. The Company paid the first year rental fee and the required reclamation deposit of $14 (US $10). The Department of Natural Resources shall annually review the level of the reclamation deposit and shall require the amount to be increased or decreased to reflect changes in the cost of future reclamation of the leased premises.

During the nine months period ended September 30, 2018, the Company spent a total of $2 in license related expenditures, (September 30, 2017 - $3).